Shareholders' Equity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Suboptimal exercise multiple		$ 1.0
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Suboptimal exercise multiple	$ 1.0
Risk free interest rate	2.26%	1.70%
Volatility	52.00%	55.00%
Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Suboptimal exercise multiple	$ 1.5
Risk free interest rate	2.32%	1.83%
Volatility	53.00%	56.00%